INVESTMENT MANAGERS SERIES TRUST
(FORMERLY, CLAYMORE TRUST)

ZACKS MULTI-CAP OPPORTUNITIES FUND
(FORMERLY, CLAYMORE/ZACKS MULTI-CAP OPPORTUNITIES FUND)

SUPPLEMENT DATED DECEMBER 10, 2007
TO THE PROSPECTUS DATED APRIL 1, 2007

Please file this Prospectus Supplement with your records.

On November 16, 2007 and on November 30, 2007, shareholders of the Claymore/Zacks Multi-Cap Opportunities Fund (the “Fund”) approved 1) the election of a new Board of Trustees, and 2) a new Investment Advisory Agreement with Zacks Investment Management, Inc. (“ZIM”), respectively. The new Investment Advisory Agreement became effective December 1, 2007.

Name Change

Effective December 3, 2007, the name of the Claymore Trust (the “Trust”) and the name of the Fund were changed to Investment Managers Series Trust and Zacks Multi-Cap Opportunities Fund, respectively.

New Investment Adviser

Effective December 1, 2007, pursuant to the new Investment Advisory Agreement, ZIM became the Adviser of the Fund. All references to Claymore Advisors, LLC as the adviser and ZIM as sub-adviser are deleted. In addition, all references to “Participating Funds”, “Claymore family of funds”, and the website “www.claymore.com” are deleted.

The following replaces the investment adviser information under the section entitled “Investment Adviser” beginning on page 39 of the Prospectus:

Zacks Investment Management, Inc.("ZIM" or the "Invetment Adviser"), is an Illinois corporation formed in 1991 and maintains its principal offices at 100 N. Riverside Plaza, Suite 2200, Chicago, IL 60606. ZIM is a wholly-owned subsidiary of Zacks Investment Research, Inc., an entity controlled by Leonard H. Zacks and Benjamin L. Zacks.  Leonard H. Zacks and Benjamin L. Zacks are the directors of ZIM.  ZIM is a registered investment adviser and serves as investment adviser or portfolio supervisor to investment portfolios with approximately $1.5 billion in assets as of September 2007.

For its services, the Fund pays ZIM an advisory fee payable on a monthly basis at the annual rate of 0.90% of the Fund’s average daily net assets.

The Investment Adviser has agreed to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap the Fund’s expense ratio at 1.65% and 2.40% of the Fund’s average daily net assets for Class A Shares and Class C Shares, respectively. Because of this agreement, the Fund may pay ZIM less than the contractual advisory fee.

A discussion of the Board of Trustees’ considerations in approving the Investment Advisory Agreement with ZIM will be included in the Fund's November 30, 2007 Annual Report to Shareholders.

New Distributor and Other Service Providers

Effective December 3, 2007, Grand Distribution Services, LLC, ("GDS") serves as the Fund’s Distributor; and UMB Fund Services, Inc., ("UMBFS") an affiliate of GDS, will serve as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation ("MFAC") serves as the Fund’s other co-administrator. On or about January 14, 2008, UMB Bank, n.a. ("UMBNA"), an affiliate of UMBFS, will serve as the Fund’s custodian. GDS and UMBFS are located at 803 West Michigan Street, Milwaukee, WI 53233-2301. All references to “Claymore Securities, Inc.” are deleted. In addition, the Board of Trustees has engaged Tait, Weller & Baker ("TWB") to be the Fund’s independent registered public accounting firm. All references to "Claymore Securities, Inc.," "The Bank of New York." "US Bancorp Fund Services.,  LLC," are replaced as appropriate with references to GDS, UMBNA, UMBFS und TWB, respectively.

Effective on or about January 14, 2008, UMB Fund Services, Inc. will serve as the Fund’s Transfer Agent. Accordingly, shareholder transactions (purchases, exchanges, redemptions) should be directed to the Fund as follows:

By mail: Zacks Multi-Cap Opportunities Fund
P.O. Box 2175
Milwaukee, Wisconsin 53201-2301

By overnight delivery:
Zacks Multi-Cap Opportunities Fund
803 West Michigan Street
Milwaukee, Wisconsin 53233 -2301

By wire: Call (877) 252-6673 for instructions.

In addition, UMB Fund Services, Inc., currently charges $7.50 for each redemption from an IRA account and $15.00 for each payment by wire. A $15.00 fee is charged for redemption proceeds sent via overnight delivery, unless it is for Saturday delivery, in which case the fee is $20.00. There is also a $10.00 annual maintenance fee charged on retirement accounts.

A Medallion signature guarantee must be obtained in those instances that require that a signature is guaranteed.

The following sentence on page 47 of the Prospectus is deleted.

The Funds also do not accept cashier's checks in amounts of less than $10,000.

The following replaces the section under the heading “Net Asset Value Purchases” on page 51 of the Prospectus:

You may be able to buy Class A Shares without a sales charge when you are:

▪	reinvesting dividends or distributions.

▪	participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm or portfolio management or brokerage services

▪	a current Trustee of the Trust

▪
an employee (including the employee’s spouse, domestic partner, children, grandchildren, parents, grandparents, siblings and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code) of the Investment Advisor or of a broker-dealer authorized to sell shares of such fund

The Fund may waive the sales charges for investors in other situations as well. Your financial advisor or the Fund’s transfer agent can answer your questions and help you determine if you are eligible.

The sections entitled "Exchange Privilege" and “Availability of Information” on page 53 and  54 of the Prospectus, respectively, are deleted.

The following is deleted under the section entitled “Disclosure of Portfolio Holdings” on page 67 of the Prospectus:

The Funds disclose portfolio holdings on their public web site www.claymore.com as follows:

▪
Fiscal Quarter: Complete portfolio holdings (or other disclosure of portfolio holdings as required by applicable legal or regulatory requirements) as of the end of each fiscal quarter disclosed with a minimum lag time of 30 calendar days.

▪	Monthly: Top 10 largest portfolio holdings as of the end of each month disclosed with a minimum lag time of 30 calendar days.

INVESTMENT MANAGERS SERIES TRUST
(FORMERLY, CLAYMORE TRUST)

ZACKS MULTI-CAP OPPORTUNITIES FUND
(FORMERLY, CLAYMORE/ZACKS MULTI-CAP OPPORTUNITIES FUND)

SUPPLEMENT DATED DECEMBER 10, 2007
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 1, 2007

Please file this Statement of Additional Information Supplement with your records.

Effective December 1, 2007, all references to “Investment Adviser” refer to Zacks Investment Management, Inc. (“ZIM”) and all references to “Sub-Advisers” are deleted. ZIM is located at 100 N. Riverside Plaza, Suite 2200, Chicago, IL 60606. In addition, all references to “Participating Funds”, “Claymore family of funds”, and the website “www.claymore.com” are deleted.

The following replaces the first paragraph of the “GENERAL INFORMATION” section on page S-1 of the Statement of Additional Information (“SAI”):

The Trust (formerly, the Claymore Trust) is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on February 15, 2005. The Trust changed its name to Investment Managers Series Trust on December 3, 2007. The principal offices of the Trust are located at 803 West Michigan Street, Milwaukee, Wisconsin 53233.

At a Special Meeting of Shareholders held on November 16, 2007, shareholders elected as Trustees the four nominees proposed. They are: Charles H. Miller, Ashley Toomey Rabun, William H. Young, and John P. Zader. Upon the election of these individuals, the former members of the Board of Trustees resigned as members of the Board and of any committees thereof on which they served.

At the first meeting of the reconstituted Board of Trustees held on December 3, 2007, the individuals named below were elected officers of the Trust.

Accordingly, the information about the former Trustees and Officers is hereby removed from the section "MANAGEMENT OF THE FUNDS" under the subheading “TRUSTEES AND OFFICERS” beginning on page S-19 of the SAI and is replaced with the following information:

TRUSTEES AND OFFICERS

The overall management of the business and affairs of the Trust is vested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, administrator, custodian and transfer agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objective, strategies, and policies and to general supervision by the Board.

The trustees and officers of the Trust, their year of birth and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Name, Address and Year of Birth	Position (s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee
“Non-Interested” Trustees
Charles H. Miller (Born 1947)	Trustee	Since November 16, 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a provider of technology and services to asset management firms (1997-present).	None
Ashley Toomey Rabun (born 1952)	Trustee and Chairperson of the Board	Since November 16, 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996- present).	None
William H. Young (born 1950)	Trustee	Since November 16, 2007
Independent financial services
consultant (1996-present);
Consultant-Interim CEO, Unified
Fund Services, a mutual fund
service provider (2003-2006);
Ex-officio Board Member of the
National Investment Company
Service Association and past
President and Chairman (1995-
1997); Senior Vice President,
Oppenheimer Management
Company (1983-1996).
None

Name, Address and Year of Birth	Position (s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee
“Interested” Trustee and Officers
John P. Zader (born 1961)[1]	Trustee and President	Since November 16, 2007 as Trustee and December 2007 as President
CEO, UMB Fund Services, Inc., a
mutual and hedge fund service provider, proposed transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s proposed distributor and custodian (2006-present); Consultant to Jefferson Wells International (2006); Senior Vice President and Chief Financial Officer, US Bancorp Fund Services, a mutual and hedge fund service provider (1988-2006).
None
Terrance P. Gallagher, CPA, JD (born 1958)	Vice President and Chief Compliance Officer	Since December 2007
Executive Vice President, UMB Fund Services, Inc. since March 2007; Director of Compliance, Unified Fund Services Inc. from October 2004 to March 2007; Partner, The Academy of Financial Services Studies and Precision Marketing Partners from December 1998 to October 2004; Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds from February 1987 to November 1998.
N/A
Eric M. Banhazl (born 1957)	Vice President	Since December 2007	President, Mutual Fund Administration Corp. since September 2006; Senior Vice President, U.S. Bancorp Fund Services, LLC from July 2001 to August 2006.	N/A
Rita Dam (born 1966)	Treasurer/Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. since October 2006; Vice President, U.S. Bancorp Fund Services, LLC from July 1994 to September 2006.	N/A
Joy Ausili (born 1966)	Secretary/Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. since September 2006; Vice President, U.S. Bancorp Fund Services, LLC from May 1997 to August 2006.	N/A

1   Mr. Zader is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc., the new transfer agent, fund accountant and co-administrator of the Fund and affiliate of the Fund’s new distributor, Grand Distribution Services, LLC, and the Fund’s new custodian, UMB Bank, n.a.

BOARD COMMITTEES

The Board of Trustees has established four standing committees: The Audit Committee, the Nominating Committee, the Qualified Legal Compliance Committee, and the Valuation Committee. The Audit Committee is comprised of all of the “Non-Interested Trustees. It does not include any Interested Trustees. The Audit Committee meets at least once per year with respect to the Fund. The function of the Audit Committee, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Independent Trustees comprise the Nominating Committee.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules of the Code of Federal Regulations regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer. The QLCC meets as needed.

The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee is comprised of all the Trustees. The Valuation Committee meets as needed.

REMUNERATION OF TRUSTTEES AND OFFICERS

Each Independent Trustee receives $5,000 for each  Board of Trustees meeting attended and the independent Chairperson receives $6,000 for each meeting attended. The Independent Trustees receive $1,000 for telephonic meetings attended at the direction of the independent Chairperson. The Audit Committee Chair receives an additional $500 for each Audit Committee meeting. The Trust has no pension or retirement plan. The “interested” Trustee and officers serve without compensation from the Trust.

Name of Person/Position	Aggregate Compensation From the Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees[1]
Independent Trustees

Charles H. Miller, Trustee	$2,000	None	None	$20,000

Ashley Toomey Rabun, Trustee and Chairperson	$2,000	None	None	$24,000

William H. Young, Trustee and Audit Committee Chair	$2,000	None	None	$22,000
[1]	Estimated annual compensation.

SHARE OWNERSHIP

As of the date of this Supplement, no Trustee or officers beneficially owned shares of the Fund.

The following replaces the section “ADVISORY AGREEMENT” beginning on page S-24 of the SAI:

ADVISORY AGREEMENT

Zacks Investment Management, Inc. ("ZIM") acts as the Fund's adviser pursuant to an advisory agreement (the "Advisory Agreement") for the Fund. ZIM is a wholly owned subsidiary of Zacks Investment Research, Inc. with principal offices at 100 N. Riverside Plaza, Ste. 2200, Chicago, Illinois 60606.

Under the terms of the Advisory Agreement, ZIM manages the portfolio of the Fund in accordance with its stated investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities on behalf of the Fund and manages its other business and affairs, all subject to the supervision and direction of the Board of Trustees. For services rendered by ZIM under the Advisory Agreement, the Fund pays ZIM a fee, payable monthly, in an annual amount equal to 0.90% of the Fund's average daily net assets.

ZIM contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses of the Fund to 1.65% and 2.40% of the average daily net assets for Class A Shares and Class C Shares, respectively. This agreement will remain in effect until March 31, 2012. ZIM may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense limit.

The Advisory Agreement dated December 1, 2007 will remain in effect for an initial two year period. The Advisory Agreement will continue from year to year thereafter if approved annually (i) by the Board of Trustees or by the holders of a majority of its outstanding voting securities of the Fund and (ii) by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement terminates automatically on its assignment and may be terminated without penalty on 60 days written notice at the option of either party thereto, by the Board of Trustees or by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares.

The Advisory Agreement provides that in the absence of a breach of fiduciary duty with respect to the receipt of compensation for services or willful misfeasance, bad faith, or gross negligence on the part of ZIM in the performance of its duties and obligations, ZIM is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by ZIM on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

The section “SUB-ADVISORY AGREEMENTS” beginning of page S-26 of the SAI is hereby deleted

New Co-Administrator

The following replaces the section “ADMINISTRATION AGREEMENT” beginning on page S-27 of the SAI:

CO-ADMINISTRATION AGREEMENT

Effective December 3, 2007, UMB Fund Services, Inc. and Mutual Fund Administration Corporation serve as co-administrators (“Co-Administrators”) of the Fund pursuant to a Co-Administration Agreement. The Co-Administrators provide certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance with applicable laws and regulations including those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; arranging for the maintenance of books and records of the Fund; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Co-Administrators do not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

As compensation for their services, the Fund pays the Co-Administrators an administration fee payable monthly at the annual rate set forth below as a percentage of the Fund’s average daily net assets

Net Assets	Rate
First $150 million	0.10%
Next $100 million	0.08%
Thereafter	0.05%

The Fund is subject to an annual minimum fee of $21,450 for the first year and $35,000 thereafter.

New Distributor

The following replaces the section “DISTRIBUTION AND SERVICE” beginning on page S-32 of the SAI:

DISTRIBUTION AND SERVICE

Effective December 3, 2007, the Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Grand Distribution Services, LLC, 803 West Michigan Street, Milwaukee, Wisconsin 53233 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administrative services and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous. The Distributor, UMB Fund Services, Inc. and Custodian are affiliated companies. The Distributor is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement has an initial term of two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 30 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 30 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

New Transfer Agent

The following replaces the section “TRANSFER AGENT” on page S-36 of the SAI:

TRANSFER AGENT

Effective on or about January 14, 2008, the Fund’s transfer agent, shareholder service agent and dividend disbursing agent is UMB Fund Services, Inc., 803 W. Michigan St., Milwaukee, WI 53233. UMB Fund Services, Inc. also provides fund accounting services to the Fund effective December 3, 2007.

The following are deleted under the subheading “DISCLOSURE OF PORTFOLIO HOLDINGS” beginning on page S-46 of the SAI:

The Funds make available on their public website portfolio holdings information in the following manner:

▪
Fiscal Quarter: Complete portfolio holdings (or other disclosure of portfolio holdings as required by applicable legal or regulatory requirements) as of the end of each fiscal quarter disclosed with a minimum lag time of 30 calendar days.

▪	Monthly: Top 10 (or top 15) largest portfolio holdings as of the end of each month disclosed with a minimum lag time of 30 calendar days.

New Custodian

The following replaces the section “CUSTODY OF ASSETS” on page S-47 of the SAI:

CUSOTDY OF ASSETS

Effective on or about January 14, 2008, UMB Bank, n.a., an affiliate of UMB Fund Services, Inc. and Distributor, is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides is compensated on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1010 Grand Boulevard, Kansas City, Missouri, 64141. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

The following replaces the section “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM” on page S-47 of the SAI:

The Board of Trustees has engaged Tait, Weller & Baker, 1818 Market Street, Philadelphia, PA 19103, to be the Fund’s independent registered public accounting firm.